Business Segments, Concentration of Credit Risk and Significant Customers - Significant Customers (Details) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2017 USD ($) customer	Sep. 30, 2016	Sep. 30, 2017 USD ($) customer	Sep. 30, 2016	Dec. 31, 2016 USD ($) customer	Dec. 31, 2015 USD ($) customer	Dec. 31, 2014
Significant Customers
Property and equipment, net	$ 748		$ 748		$ 1,274	$ 1,630
Customer A
Significant Customers
Percentage of concentration risk	43.00%		44.00%
Customer B
Significant Customers
Percentage of concentration risk	24.00%	41.00%	15.00%	47.00%
Customer C
Significant Customers
Percentage of concentration risk	15.00%	25.00%	15.00%	23.00%
Customer D
Significant Customers
Percentage of concentration risk		13.00%		12.00%
Total revenues | Customer concentration risk | Customer A
Significant Customers
Percentage of concentration risk					47.00%	34.00%
Total revenues | Customer concentration risk | Customer B
Significant Customers
Percentage of concentration risk					21.00%	12.00%	31.00%
Total revenues | Customer concentration risk | Customer C
Significant Customers
Percentage of concentration risk					13.00%	31.00%	34.00%
Total revenues | Customer concentration risk | Customer D
Significant Customers
Percentage of concentration risk							11.00%
Net accounts receivable | Credit concentration | Three customers
Significant Customers
Percentage of concentration risk						94.00%
Number of customers | customer						3
Net accounts receivable | Credit concentration | One customer
Significant Customers
Percentage of concentration risk			78.00%		72.00%
Number of customers | customer	3		3		1
United States
Significant Customers
Property and equipment, net					$ 1,274	$ 1,578
Non-U.S.
Significant Customers
Property and equipment, net						$ 52